RELATED PARTY TRANSACTIONS - Additional information (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Directors
RELATED PARTY TRANSACTIONS
Fees paid for attending meetings of the Board and its Committees	$ 2,306	$ 1,937	$ 1,655
Senior Management
RELATED PARTY TRANSACTIONS
Payments for short-term retributions	18,387	15,776	10,487
Payments for long-term retributions	312	552	604
Payments for post-employment benefits	$ 827	642	$ 3,207
Senior Management | Retirement Pension Premium Plan and Senior Management Pension Plan Premium
RELATED PARTY TRANSACTIONS
Payments for post-employment benefits		$ 36,962